Investment in Affiliates (Combined and Condensed Information Related to Affiliates Including the Affiliates Elected the Fair Value Option) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operations:
Total revenues	¥ 2,666,373	¥ 2,520,365	¥ 2,292,708
Financial position:
Total assets	15,266,191	14,270,672	13,563,082
Total Liabilities	11,837,946	10,899,271
Total equity	3,356,585	3,261,419
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Operations:
Total revenues	1,316,683	1,194,172	1,155,974
Income before income taxes	165,612	108,065	85,667
Net income	129,331	88,572	74,008
Financial position:
Total assets	16,438,275	14,974,191	12,858,129
Total Liabilities	11,950,087	10,729,973	9,203,980
Total equity	¥ 4,488,188	¥ 4,244,218	¥ 3,654,149